T. ROWE PRICE International Stock Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA
0.8%
Common Stocks 0.8%
Erste Group Bank (1)(2) 4,470,152 136,515
Total Austria (Cost
$141,197
)
136,515
BRAZIL
1.8%
Common Stocks 1.8%
Magazine Luiza 14,737,900 67,664
Rede D'Or Sao Luiz 2,503,198 29,875
StoneCo, Class A (USD) (1) 597,077 42,930
Suzano (1) 4,396,705 49,774
XP, Class A (USD) (1) 2,275,574 99,306
Total Brazil (Cost
$210,766
)
289,549
CANADA
3.5%
Common Stocks 3.5%
Lightspeed POS (1) 693,841 45,106
Lundin Mining 7,440,088 66,328
Magna International (USD) 2,145,760 150,740
Seven Generations Energy, Class A (1)(3) 18,769,542 90,123
Sun Life Financial 1,092,001 50,469
TMX Group 1,825,866 176,111
Total Canada (Cost
$544,371
)
578,877
CAYMAN ISLANDS
0.2%
Convertible Preferred Stocks 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $14,935
(USD) (1)(4)(5) 303,003 33,201
Total Cayman Islands (Cost
$14,935
)
33,201
CHINA
9.0%
Common Stocks 6.5%
58.com, Class A (USD) 3,564,710 99,812
Alibaba Group Holding, ADR (USD) (1) 1,956,313 496,571
Baidu, ADR (USD) (1) 489,279 114,990
China Mengniu Dairy (HKD) 18,229,000 108,407
JD Health International (HKD) (1) 492,000 9,684

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Kuaishou Technology (HKD) (1) 374,100 5,549
Tencent Holdings (HKD) 2,750,200 245,052
1,080,065
Common Stocks - China A Shares 2.3%
BTG Hotels Group, A Shares (CNH) 17,250,459 57,782
Gree Electric Appliances of Zhuhai, A Shares (CNH) 16,631,208 144,195
Kweichow Moutai, A Shares (CNH) 379,240 123,842
NARI Technology, A Shares (CNH) 12,221,751 55,433
381,252
Convertible Preferred Stocks 0.2%
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost
$15,132 (USD) (1)(4)(5) 551,756 22,158
22,158
Total China (Cost
$696,092
)
1,483,475
FRANCE
6.9%
Common Stocks 6.9%
Air Liquide 808,260 132,188
Dassault Aviation (1) 161,885 168,787
EssilorLuxottica 1,454,135 205,699
LVMH Moet Hennessy Louis Vuitton 92,237 55,766
Sanofi 2,341,845 220,247
Thales (2) 3,964,768 355,748
Total France (Cost
$1,107,935
)
1,138,435
GERMANY
4.4%
Common Stocks 4.2%
Bayer 1,639,536 99,229
Beiersdorf 492,349 53,742
Deutsche Boerse 69,480 11,155
Evotec (1)(6) 3,330,404 130,917
Knorr-Bremse 740,599 98,005
Merck 197,443 32,908
MorphoSys (1) 837,640 100,017
SAP 356,231 45,201
TeamViewer (1) 1,500,963 77,622
Zalando (1) 440,890 50,553
699,349

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.2%
Sartorius (7) 58,313 28,987
28,987
Total Germany (Cost
$566,886
)
728,336
HONG KONG
2.0%
Common Stocks 2.0%
AIA Group 27,376,000 330,066
Total Hong Kong (Cost
$107,155
)
330,066
INDIA
4.3%
Common Stocks 4.3%
Axis Bank (1) 17,267,133 157,318
Housing Development Finance 8,976,147 291,901
Kotak Mahindra Bank (1) 2,134,762 49,937
Maruti Suzuki India 897,151 88,618
NTPC 104,946,964 127,331
Total India (Cost
$497,093
)
715,105
INDONESIA
1.7%
Common Stocks 1.7%
Bank Central Asia 77,898,300 187,355
Sarana Menara Nusantara 1,474,397,400 100,639
Total Indonesia (Cost
$119,906
)
287,994
ITALY
1.9%
Common Stocks 1.9%
Banca Mediolanum (1) 13,167,113 104,339
CNH Industrial (1) 5,858,397 74,650
DiaSorin 465,903 101,886
Terna Rete Elettrica Nazionale 5,208,097 37,770
Total Italy (Cost
$247,214
)
318,645
JAPAN
15.0%
Common Stocks 15.0%
Daiichi Sankyo 1,314,800 42,325

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Disco 229,000 74,498
en-japan 305,500 8,750
Fujitsu General 5,242,000 130,299
Hikari Tsushin 122,700 25,732
Hoshizaki 997,800 88,565
Kansai Paint 2,661,800 78,350
Kao 954,900 69,284
Murata Manufacturing 1,790,300 171,955
Nippon Telegraph & Telephone 10,589,000 264,659
NTT Data 1,850,800 26,580
ORIX 2,101,700 33,724
Otsuka Holdings 5,586,400 238,547
Outsourcing 5,742,700 71,988
Pan Pacific International Holdings 3,809,500 85,545
Persol Holdings 6,265,900 117,521
Seven & i Holdings 3,430,500 131,004
Shimadzu 1,870,700 71,519
Sony 1,042,000 99,733
Stanley Electric 3,450,600 107,944
Suzuki Motor 1,462,200 65,986
Takeda Pharmaceutical 5,766,952 202,822
Terumo 797,800 31,007
Z Holdings 37,987,300 235,990
Total Japan (Cost
$1,918,113
)
2,474,327
NETHERLANDS
7.0%
Common Stocks 7.0%
Adyen (1) 26,924 56,245
Akzo Nobel 1,975,715 201,127
ASML Holding (2) 575,751 307,367
Koninklijke Philips (1) 5,122,202 279,207
Prosus 2,672,674 312,251
Total Netherlands (Cost
$607,622
)
1,156,197
PERU
0.3%
Common Stocks 0.3%
Credicorp (USD) 323,682 48,659
Total Peru (Cost
$51,977
)
48,659

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
PHILIPPINES
0.3%
Common Stocks 0.3%
SM Investments 2,674,740 54,699
Total Philippines (Cost
$43,690
)
54,699
POLAND
0.7%
Common Stocks 0.7%
Powszechny Zaklad Ubezpieczen (1) 13,736,565 109,645
Total Poland (Cost
$122,990
)
109,645
PORTUGAL
2.1%
Common Stocks 2.1%
Galp Energia 19,046,572 191,173
Jeronimo Martins 9,797,412 160,218
Total Portugal (Cost
$428,429
)
351,391
RUSSIA
0.3%
Common Stocks 0.3%
Sberbank of Russia, ADR (USD) 3,451,113 47,218
Total Russia (Cost
$32,581
)
47,218
SOUTH AFRICA
3.3%
Common Stocks 3.3%
Capitec Bank Holdings (1) 804,316 73,625
Naspers, N Shares 2,063,691 477,392
Total South Africa (Cost
$468,962
)
551,017
SOUTH KOREA
5.6%
Common Stocks 5.6%
LG Household & Health Care 83,123 115,713
NAVER 1,250,565 381,586
Samsung Electronics 5,966,542 436,196
Total South Korea (Cost
$329,453
)
933,495

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SPAIN
0.3%
Common Stocks 0.3%
Amadeus IT Group, A Shares 855,341 54,608
Total Spain (Cost
$30,756
)
54,608
SWEDEN
1.8%
Common Stocks 1.8%
Assa Abloy, B Shares 2,919,462 72,203
Essity, B Shares 2,609,972 83,365
Swedbank, A Shares (1) 7,602,066 143,039
Total Sweden (Cost
$218,946
)
298,607
SWITZERLAND
6.6%
Common Stocks 6.6%
Alcon (1) 1,299,254 93,244
Julius Baer Group (2) 3,885,878 235,116
Lonza Group 444,644 283,994
Nestle 2,515,322 281,959
Roche Holding 364,476 125,785
Temenos 564,207 71,244
Total Switzerland (Cost
$699,948
)
1,091,342
TAIWAN
3.8%
Common Stocks 3.8%
Taiwan Semiconductor Manufacturing 29,830,000 630,409
Total Taiwan (Cost
$82,564
)
630,409
THAILAND
0.6%
Common Stocks 0.6%
CP ALL (1) 51,734,100 98,701
Total Thailand (Cost
$76,221
)
98,701

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES
0.7%
Common Stocks 0.7%
Network International Holdings (GBP) (1) 25,839,035 120,381
Total United Arab Emirates (Cost
$144,022
)
120,381
UNITED KINGDOM
8.0%
Common Stocks 7.7%
Amcor, CDI (AUD) 9,984,749 108,969
AstraZeneca, ADR (USD) (6) 1,527,499 77,291
boohoo Group (1) 19,828,413 91,666
Burberry Group (1) 3,995,744 93,647
Farfetch, Class A (USD) (1) 875,081 53,590
Hiscox (1) 3,677,350 46,905
HomeServe 6,076,076 86,619
London Stock Exchange Group 1,802,446 213,978
Smith & Nephew 6,220,181 130,958
THG (1) 2,915,891 28,805
Unilever (EUR) 5,783,181 336,171
1,268,599
Convertible Preferred Stocks 0.3%
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $28,567
(USD) (1)(4)(5) 68,357 60,000
60,000
Total United Kingdom (Cost
$1,008,380
)
1,328,599
UNITED STATES
4.9%
Common Stocks 4.9%
Linde (EUR) 710,078 173,386
NXP Semiconductors 877,967 140,887
Philip Morris International 3,119,107 248,437
Visa, Class A 842,210 162,757
Waste Connections 905,492 89,200
Total United States (Cost
$615,015
)
814,667

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 0.07% (3)(8) 340,843,439 340,843
Total Short-Term Investments (Cost $340,843) 340,843
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.9%
Short-Term Funds 0.9%
T. Rowe Price Short-Term Fund, 0.13% (3)(8) 14,664,724 146,647
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 146,647
Total Securities Lending Collateral (Cost $146,647) 146,647
Total Investments in Securities 100.8%
(Cost $11,620,709) $ 16,691,650
Other Assets Less Liabilities (0.8)% (136,950)
Net Assets 100.0% $ 16,554,700
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is pledged to cover or as collateral for written call options at January 31, 2021.
(3) Affiliated Companies
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $115,359 and represents 0.7% of net assets.
(6) All or a portion of this security is on loan at January 31, 2021.
(7) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(8) Seven-day yield

T. ROWE PRICE International Stock Fund

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ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
OTC Over-the-counter
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
(0.0%)
OTC Options Written (0.0%)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
ASML Holding, Call, 3/19/21 @
460.00 (EUR) 160 7,039 (287)
JPMorgan Chase
Erste Group Bank, Call, 3/19/21 @
29.00 (EUR) 2,648 6,664 (129)
Goldman Sachs
Julius Baer Group, Call, 6/18/21 @
64.00 (CHF) 2,753 14,837 (272)
JPMorgan Chase Thales, Call, 2/19/21 @ 78.00 (EUR) 920 6,802 (111)
JPMorgan Chase Thales, Call, 3/19/21 @ 82.00 (EUR) 897 6,632 (141)
Total Options Written (Premiums $(1,096)) $ (940)

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Seven Generations Energy, Class A $ (7,876) $ 33,218 $ —
T. Rowe Price Government Reserve Fund, 0.07% — — 60
T. Rowe Price Short-Term Fund, 0.13% — — — ++
Totals $ (7,876) # $ 33,218 $ 60 +
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
Seven Generations Energy,
Class A $ 69,817 $ 570 $ 13,482 $ 90,123
T. Rowe Price Government
Reserve Fund, 0.07% 237,273 ¤ ¤ 340,843
T. Rowe Price Short-Term Fund,
0.13% 185,842 ¤ ¤ 146,647
Total $ 577,613 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $60 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $656,582.

T. ROWE PRICE International Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price International Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Stock Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE International Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Stock Fund

Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F37-054Q1 01/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,725,358 $ 14,334,456 $ — $ 16,059,814
Convertible Preferred Stocks — — 115,359 115,359
Preferred Stocks — 28,987 — 28,987
Short-Term Investments 340,843 — — 340,843
Securities Lending Collateral 146,647 — — 146,647
Total $ 2,212,848 $ 14,363,443 $ 115,359 $ 16,691,650
Liabilities
Options Written $ — $ 940 $ — $ 940